Summary of the Amounts of Amortization Included in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	$ (53)
Amortization of prior service credit	(9,976)
Total	(10,029)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	284
Total	284
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial loss	(337)
Amortization of prior service credit	(9,976)
Total	$ (10,313)